Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	1 Months Ended			4 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 07, 2014	Jul. 05, 2011	Nov. 24, 1995	Mar. 30, 2012	Oct. 31, 2013	Sep. 30, 2011	Feb. 28, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	May 13, 2011	Sep. 19, 2012 Maximum	May 13, 2014 Subsequent Event Maximum	Apr. 25, 2014 Subsequent Event Maximum	Mar. 31, 2014 May 13, 2013 through March 31, 2014 Maximum	Mar. 31, 2014 From February 7, 2014 through March 31, 2014 Maximum	Mar. 31, 2012 Tokyo Stock Exchange Trading Network Off Auction Own Share Repurchase Trading System	Nov. 15, 2013 Retained earnings (Notes 6 and 13)	Mar. 31, 2014 Retained earnings (Notes 6 and 13)	Mar. 31, 2012 Retained earnings (Notes 6 and 13)
Equity, Class of Treasury Stock [Line Items]
Capitalized additional paid-in capital to common stock			¥ 15,600
Common stock, issued			312,000					1,136,697,235	1,323,197,235
Percentage of common stock shares outstanding			2.00%
Estimated cumulative effect on retained earnings, net of tax			234,624
Decrease in retained earnings resulting from a dividend payment								10.00%
Retained earnings to a legal reserve								25.00%
Number of outstanding shares to be acquired		57,513,600		44,000,000							60,000,000	42,000,000	44,000,000	320,000,000	50,000,000	38,000,000	41,820,600
Amount of outstanding shares to be acquired		223,440		220,000		280,000						150,000	250,000	500,000	250,000	200,000	158,291
Treasury stock, shares, retired								186,500,000		125,461,832
Cancellation of treasury stock								818,209		566,551								(818,206)	818,206	566,551
Stock repurchase, shares	26,556,800				48,737,200		38,382,300
Stock repurchase	156,499				250,000		149,999	406,696	150,066	381,978
Statutory accounting practices, statutory amount available for dividend payments								581,440
Cash dividends included in retained earnings								¥ 99,904
Cash dividends per share included in retained earnings								¥ 90